MainStay VP Large Cap Growth Portfolio (Prospectus Summary) | MainStay VP Large Cap Growth Portfolio
MainStay VP Large Cap Growth Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - MainStay VP Large Cap Growth Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.74%	0.74%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.77%	1.02%
[1]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - MainStay VP Large Cap Growth Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Initial Class	79	246	428	954
Service Class	104	325	563	1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Portfolio's Subadvisor, invests substantially all of the Portfolio's investable assets in domestic securities. However, the Portfolio is permitted to invest up to 20% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the U.S.

Investment Process: The Portfolio invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Portfolio, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm's competitive advantages; high, and preferably rising, returns on invested capital and deploys excess cash flow to enhance shareholder return.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective if the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Selection Risk: The investments selected by the Portfolio's Subadvisor may underperform the market or other investments .

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the Portfolio’s average annual total returns for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. Separate account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 1000 ® Growth Index as its primary benchmark. The Russell 1000 ® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 ® Index companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio has selected the Standard & Poor’s 500 ® Index (“S&P 500 ® Index”) as its secondary benchmark. The S&P 500 ® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. Separate account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.

Annual Returns, Initial Class Shares (by calendar year 2006-2015)

Best Quarter
1Q/12	17.24%
Worst Quarter
4Q/08	-22.96%

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - - MainStay VP Large Cap Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Class	Initial Class	6.18%	12.58%	8.89%
Service Class	Service Class	5.91%	12.30%	8.62%
Russell 1000® Growth Index	Russell 1000 ® Growth Index (reflects no deductions for fees, expenses, or taxes)	5.67%	13.53%	8.53%
S&P 500® Index	S&P 500 ® Index (reflects no deductions for fees, expenses, or taxes)	1.38%	12.57%	7.31%